Significant and Critical Accounting Policies and Practices (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Consolidated Interest in Controlling Entities

The consolidated financial statements include all accounts of the entities as of the reporting period ending date(s) and for the reporting period(s) as follows:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest

KTC Corp.	The State of Nevada, U.S.A.	September 20, 2010	100%

Kicking the Can L.L.C.	The State of Delaware, U.S.A.	April 17, 2009	100%

Wizard World Digital, Inc.	The State of Nevada, U.S.A.	March 18, 2011	100%

Wiz Wizard, LLC	The State of Delaware, U.S.A.	December 29, 2014	100%

ButtaFyngas, LLC	The State of Delaware, U.S.A.	April 10, 2015	50%

Schedule of Inventories	Inventories are stated at average cost using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following:
	June 30, 2018	December 31, 2017
Finished goods	$-	$1,204
Inventories are stated at average cost using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following:
	December 31, 2017	December 31, 2016
Finished goods	$1,204	$-

Schedule of Estimated Useful Life

Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Estimated Useful Life (Years)

Computer equipment	3

Equipment	2-5

Furniture and fixture	7

Leasehold improvements	*

(*) Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.

Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Estimated Useful Life (Years)

Computer equipment	3

Equipment	2-5

Furniture and fixture	7

Leasehold improvements	*

(*) Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.

Schedule of Contingent Share Issuance Arrangements, Stock Options and Warrants

The following table shows the outstanding dilutive common shares excluded from the diluted net income (loss) per share calculation as they were anti-dilutive:

	Contingent shares issuance arrangement, stock options or warrants
	For the Six Months Ended June 30, 2018	For the Six Months Ended June 30, 2017

Convertible note	16,666,667	16,666,667
Common stock options	3,743,000	4,645,000
Common stock warrants	16,666,667	16,666,667

Total contingent shares issuance arrangement, stock options or warrants	37,076,334	37,978,334

The following table shows the outstanding dilutive common shares excluded from the diluted net income (loss) per share calculation as they were anti-dilutive:

	Contingent shares issuance arrangement, stock options or warrants
	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016

Convertible note	16,666,667	16,666,667
Common stock options	4,043,000	5,319,000
Common stock warrants	16,666,667	16,666,667

Total contingent shares issuance arrangement, stock options or warrants	37,376,334	38,652,334

Summary of Derivative Liability Activity

The following table provides a summary of the derivative liability activity as a result of the adoption of ASU 2017-11:

	Warrants	Convertible Note	Total
Balance – December 31, 2015	$-	$-	$-
Issuance of derivative liabilities	5,206,444	2,294,435	7,500,879
Extinguishment of derivative liability from exercise of warrants	(2,831,851)	-	(2,831,851)
Change in fair value of derivative liability	825,544	1,004,165	1,829,709
Reclassified derivative liabilities of adoption	(3,200,137)	(3,298,000)	(6,498,737)
Balance – December 31, 2016	$-	$-	$-

Schedule of Revisions and Corresponding Effects On Consolidated Balance Sheet and Operation

Tabular summaries of the revisions and the corresponding effects on the statement of earnings for the three and six months ended June 30, 2017 are presented below:

	Consolidated Statement of Operations Three Months Ended June 30, 2017
	Previously Reported	Revisions	Revised Reported
Change in fair value of derivative liabilities	$(238,069)	$238,069	$-

Net loss	$(2,226,573)	$238,069	$(1,988,654)

Net loss per common share:
Basic	$(0.03)	$(0.00)	$(0.02)
Diluted	$(0.03)	$(0.00)	$(0.02)

Tabular summaries of the revisions and the corresponding effects on the statement of earnings for the six months ended June 30, 2017 are presented below:

	Consolidated Statement of Operations Six Months Ended June 30, 2017
	Previously Reported	Revisions	Revised Reported
Change in fair value of derivative liabilities	$1,645,372	$(1,645,372)	$-

Net loss	$(1,710,043)	$(1,645,372)	$(3,355,415)

Net loss per common share:
Basic	$(0.03)	$(0.02)	$(0.05)
Diluted	$(0.03)	$(0.02)	$(0.05)

Tabular summaries of the revisions and the corresponding effects on the consolidated balance sheet as of December 31, 2016 and consolidated statement of earnings for the year ended December 31, 2016 are presented below:

	Consolidated Balance Sheet
	December 31, 2016
	Previously		Revised
	Reported	Revisions	Reported
Convertible promissory note – related party, net	$1,456	$1,025,720	$1,027,176

Derivative liabilities – related party	6,498,737	(6,498,737)	-

Additional paid in capital	21,132,386	(1,467,767)	19,664,619

Accumulated deficit	(24,529,440)	6,940,783	(17,588,657)

	Consolidated Statement of Operations Year ended December 31, 2016
	Previously Reported	Revisions	Revised Reported
Interest expense	$(26,676)	$195	$(26,481)

Change in fair value of derivative liabilities	(1,829,709)	1,829,709	-

Derivative expense	(5,110,879)	5,110,879	-

Net loss	$(8,448,886)	$6,940,783	$(1,508,103)

Net loss per ordinary share:
Basic	$(0.16)	$(0.13)	$(0.03)